UNAUDITED INCOME TAX (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Oct. 09, 2022	Sep. 30, 2022	Oct. 15, 2023	Oct. 09, 2022	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2023	Dec. 31, 2022	Apr. 24, 2022	Dec. 31, 2021	Apr. 25, 2021
Income Tax Examination [Line Items]
Income tax provision	$ (72,000)		$ 96,000		$ 0	$ 144,000			$ 192,000		$ 38,000		$ 13,000
Effective tax rate (in percent)	(0.80%)		(1.50%)		0.00%	5.40%			2.60%		0.40%		0.00%
BANYAN ACQUISITION CORPORATION
Income Tax Examination [Line Items]
Income tax provision		$ 98,248		$ 217,336			$ 897,753	$ 325,757		$ 783,546
Effective tax rate (in percent)		(936.53%)		9.00%			(20.07%)	2.40%		4.74%		0.00%
Statutory U.S. federal income tax rate		21.00%		21.00%			21.00%	21.00%		21.00%		21.00%